N-6	Mar. 27, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Mar. 27, 2026
Amendment Flag	false
Nationwide Accumulator IVUL - Series H
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The Board of Trustees of the funds approved the merger of the Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I ("Target Fund 1") into the Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class ("Acquiring Fund 1"), as well as the merger of Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I ("Target Fund 2") into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class ("Target Fund 2"). Subject to shareholder approval, the merger will be effective on or about April 24, 2026 (the "Effective Date").As of the Effective Date, the following changes apply to the policy:•Target Funds 1 and 2 will no longer be available to receive transfers or new purchase payments;•Target Funds 1 and 2 will transfer all or substantially all of its assets to the respective Acquiring Funds 1 and 2 in exchange for shares of the respective Acquiring Fund 1 or 2; and•Acquiring Funds 1 and 2 will assume all liabilities of the respective Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%*	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%*	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Accumulator IVUL - Series H | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Nationwide Accumulator IVUL - Series H | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Nationwide Protector IVUL - Series H
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The Board of Trustees of the funds approved the merger of the Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I ("Target Fund 1") into the Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class ("Acquiring Fund 1"), as well as the merger of Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I ("Target Fund 2") into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class ("Target Fund 2"). Subject to shareholder approval, the merger will be effective on or about April 24, 2026 (the "Effective Date").As of the Effective Date, the following changes apply to the policy:•Target Funds 1 and 2 will no longer be available to receive transfers or new purchase payments;•Target Funds 1 and 2 will transfer all or substantially all of its assets to the respective Acquiring Funds 1 and 2 in exchange for shares of the respective Acquiring Fund 1 or 2; and•Acquiring Funds 1 and 2 will assume all liabilities of the respective Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%*	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%*	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Protector IVUL - Series H | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Nationwide Protector IVUL - Series H | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Nationwide Accumulator IVUL
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The Board of Trustees of the funds approved the merger of the Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I ("Target Fund 1") into the Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class ("Acquiring Fund 1"), as well as the merger of Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I ("Target Fund 2") into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class ("Target Fund 2"). Subject to shareholder approval, the merger will be effective on or about April 24, 2026 (the "Effective Date").As of the Effective Date, the following changes apply to the policy:•Target Funds 1 and 2 will no longer be available to receive transfers or new purchase payments;•Target Funds 1 and 2 will transfer all or substantially all of its assets to the respective Acquiring Funds 1 and 2 in exchange for shares of the respective Acquiring Fund 1 or 2; and•Acquiring Funds 1 and 2 will assume all liabilities of the respective Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%*	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%*	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Accumulator IVUL | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Nationwide Accumulator IVUL | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Nationwide Protector IVUL
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	The Board of Trustees of the funds approved the merger of the Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I ("Target Fund 1") into the Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class ("Acquiring Fund 1"), as well as the merger of Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I ("Target Fund 2") into Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class ("Target Fund 2"). Subject to shareholder approval, the merger will be effective on or about April 24, 2026 (the "Effective Date").As of the Effective Date, the following changes apply to the policy:•Target Funds 1 and 2 will no longer be available to receive transfers or new purchase payments;•Target Funds 1 and 2 will transfer all or substantially all of its assets to the respective Acquiring Funds 1 and 2 in exchange for shares of the respective Acquiring Fund 1 or 2; and•Acquiring Funds 1 and 2 will assume all liabilities of the respective Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%*	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.75%*	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This Sub-Account is only available in policies issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Protector IVUL | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%
Nationwide Protector IVUL | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%